Right-of-Use Assets and Lease Liabilities - Schedule of Changes of the Obligations for Lease Liabilities (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes of the Obligations for Lease Liabilities [Abstarct]
Beginnng balance	$ 101,480	$ 89,369
Liabilities for new lease agreements	14,648	43,931
Interest accrued expenses	2,381	1,980
Payments of capital and interests	(29,991)	(32,084)
Remeasurement	(235)	(880)
Derecognized contracts	(457)	(4,714)
Readjustments	3,603	3,878
Ending balance	$ 91,429	$ 101,480